Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Taxes [Line Items]
Tax rate percentage	16.50%	16.50%
Assessable profits amount	$ 255,470	$ 2,000,000
Hong Kong [Member]
Taxes [Line Items]
Tax rate percentage	8.25%	8.25%
Assessable profits amount		$ 2,000,000